Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Loans and advances	$ 559,634,833	$ 683,212,273
Debt securities	134,719,555	5,242,340,911
Other financial assets	34,420,575	23,594,306
Total	728,774,963	5,949,147,490
Financial liabilities
Other financial liabilities	22,099,882	18,421,874
Bank loans	8,017,438	7,438,454
Deposits	289,344	241,877
Total	$ 30,406,664	$ 26,102,205